Disclosure of leases and similar arrangements - Future Minimum Rental Payments Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under cancellable operating lease	$ 1,518	$ 1,482
Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under cancellable operating lease	504	494
Later than 1 year and no later than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under cancellable operating lease	$ 1,014	$ 988